Cash and cash equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	$ 0	$ 210
Fair value of restricted cash and cash equivalents	0	$ 210
Breached restricted cash collateral	$ 750